Risk Management - Impact of Fluctuating Commodity Prices and Interest Rates on Company's Open Risk Management Positions (Detail) $ in Millions	Dec. 31, 2024 CAD ($) $ / MMcf $ / barrel $ / $ $ / MWh	Dec. 31, 2023 CAD ($) $ / barrel $ / MMcf $ / MWh $ / $
Crude Oil Contracts | Commodity price risk
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / barrel	10.00	10.00
Increase	$ 0	$ (1)
Decrease	$ 0	$ 1
Crude Oil and Condensate Differential Price | Commodity price risk
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / barrel	2.50	2.50
Increase	$ 20	$ (4)
Decrease	$ (20)	$ 4
WCS (Hardisty) Differential Price | Commodity price risk
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / barrel	2.50	5.00
Increase	$ (6)	$ 0
Decrease	$ 6	$ 0
Refined Products | Commodity price risk
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / barrel	10	10.00
Increase	$ (3)	$ (3)
Decrease	$ 3	$ 3
Natural Gas Commodity Price | Commodity price risk
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / MMcf	0.50	1.00
Increase	$ 0	$ 0
Decrease	$ 0	$ 0
Natural Gas Basis Price | Commodity price risk
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / MMcf	0.25	0.50
Increase	$ 1	$ 0
Decrease	$ (1)	$ 0
Power Commodity Price | Commodity price risk
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / MWh	10.00	20.00
Increase	$ 46	$ 92
Decrease	$ (46)	$ (92)
U.S. to Canadian Dollar Exchange Rate | Currency risk
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / $	0.05	0.05
Increase	$ 24	$ 0
Decrease	$ (28)	$ 0